UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06404
American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	11/30/05

Date of reporting period:	2/28/05

Item 1: Schedule of Investments

American Strategic Income Portfolio

February 28, 2005

Description of Security	Date Acquired	Par Value		Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities — 21.6%
Fixed Rate — 21.6%:
FHLMC, 5.50%, 1/1/18	01/06/03	1,219,461		1,258,372	1,251,470
FHLMC, 9.00%, 7/1/30	07/17/00	276,762	(b)	284,116	300,807
FNMA, 6.00%, 10/1/16	11/05/01	771,579	(b)	786,935	804,611
FNMA, 5.00%, 7/1/18	08/04/03	2,805,301	(b)	2,801,240	2,827,210
FNMA, 6.50%, 6/1/29	05/17/99	333,450	(b)	331,186	347,829
FNMA, 7.50%, 3/1/30	03/22/00	1,056,485		1,039,271	1,126,030
FNMA, 7.50%, 5/1/30	05/09/00	83,838	(b)	81,016	89,655
FNMA, 8.00%, 5/1/30	05/09/00	20,532	(b)	20,272	22,175
FNMA, 6.00%, 5/1/31	11/05/01	634,764	(b)	638,364	652,271
FNMA, 6.50%, 11/1/31	11/05/01	408,386	(b)	417,413	425,490
FNMA, 5.50%, 7/1/33	08/04/03	3,581,818		3,539,093	3,612,049

Total U.S. Government Agency Mortgage-Backed Securities				11,197,278	11,459,597

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Whole Loans and Participation Mortgages (c),(d),(e) — 61.2%
Commercial Loans — 35.3%:
Advance Self Storage, 9.13%, 12/1/05	11/29/00	1,215,121	1,215,121	1,227,272
Buca Restaurant, 8.63%, 1/1/11	01/01/05	903,870	903,870	949,063
Dixie Highway, 6.93%, 9/1/11	08/31/04	845,235	845,235	887,497
Hampden Medical Office, 7.38%, 10/1/12	09/09/02	1,743,004	1,743,004	1,830,154
Integrity Plaza Shopping Center, 7.88%, 7/1/12	05/11/04	2,080,724	2,080,724	2,128,729
Metro Center, 5.20%, 5/1/09	04/07/04	2,613,395	2,613,395	2,636,246
Murphy Industrial Building, 5.38%, 10/1/07	09/29/04	1,450,000	1,450,000	1,488,116
Orchard Commons, 8.75%, 4/1/11	03/28/01	994,376	994,375	1,044,094
Pacific Periodicals Building, 8.03%, 1/1/08	12/09/97	1,217,843	1,217,843	1,254,379

Rockwood Galleria, 7.25%, 2/1/11	01/06/03	1,572,379	1,572,379	1,503,865
Schendel Office Building, 8.20%, 10/1/07	09/30/97	1,008,071	1,008,071	736,781
Stephens Center, 6.38%, 9/1/10	08/21/03	1,369,137	1,369,137	1,437,594
Voit Office Building, 8.13%, 9/1/08	08/17/01	1,511,434	1,511,434	1,556,777
			18,524,588	18,680,567

Multifamily Loans — 22.9%
Applewood Manor, 8.63%, 1/1/08	12/23/93	617,919	614,829	626,924
Cascade Village, 5.25%, 12/1/09	11/23/04	1,600,000	1,600,000	1,629,549
Charleston Plaza Apartments, 7.38%, 7/1/08	04/01/04	1,417,388	1,417,388	1,474,083
Franklin Woods Apartments, 6.00%, 3/1/10	02/24/95	997,181	994,485	1,027,232
Hunt Club Apartments, 5.68%, 7/1/11	06/03/04	1,231,827	1,231,827	1,276,680
Park Hollywood, 7.38%, 6/1/12	05/31/02	1,149,433	1,149,432	1,206,904
Rush Oaks Apartments, 7.78%, 12/1/07	11/26/97	486,686	486,686	501,287
Vanderbilt Condominiums, 8.04%, 10/1/09	09/29/99	1,137,764	1,137,764	1,194,652
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 7.25%, 3/1/06	02/21/03	1,900,000	1,900,000	1,938,000
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, 9.88%, 3/1/06	02/21/03	350,000	350,000	273,694
Woodland Garden Apartments, 7.38%, 9/1/08	08/26/98	987,141	987,141	979,571
			11,869,552	12,128,576

Single Family Loans — 3.0%
Aegis, 10.00%, 3/26/10	10/26/95	48,072	45,413	49,514
Aegis II, 9.66%, 1/28/14	12/28/95	34,933	32,008	35,981
American Portfolio, 4.88%, 10/18/15	07/18/95	26,345	25,096	27,136
Anivan, 5.19%, 4/14/12	06/14/96	102,403	103,065	103,885
Bank of New Mexico, 6.23%, 3/31/10	03/01/04	78,661	77,200	81,021
Bluebonnet Savings and Loan, 6.66%, 8/31/10	05/22/92	198,370	181,741	200,549
Bluebonnet Savings and Loan II, 11.50%, 8/31/10	05/22/92	8,584	8,411	8,352
CLSI Allison Williams, 9.38%, 8/1/17	02/28/92	43,256	39,785	44,497
Cross Roads Savings and Loan, 6.25%, 1/1/21	01/07/92	40,872	38,653	39,829
Cross Roads Savings and Loan II, 8.34%, 1/1/21	01/07/92	58,557	55,070	60,314
Fairbanks, Utah, 5.50%, 9/23/15	05/21/92	23,303	19,778	23,745
First Boston Mortgage Pool, 9.04%, 11/5/07	06/23/92	68,062	55,628	70,104
Huntington MEWS, 9.00%, 8/1/17	01/22/92	40,566	35,021	41,783
Knutson Mortgage Portfolio I, 9.37%, 8/1/17	02/26/92	184,956	176,490	190,505
McClemore, Matrix Funding Corporation, 10.50%, 9/30/12	09/09/92	49,125	46,669	50,599
Nomura III, 8.20%, 4/29/17	09/29/95	384,552	347,613	385,958
Rand Mortgage Corporation, 9.50%, 8/1/17	07/01/02	69,685	57,164	71,776
Salomon II, 9.34%, 11/23/14	12/23/94	78,497	68,327	80,852
Valley Bank of Commerce, N.M., 9.01%, 8/31/10	05/07/92	30,962	26,338	31,864
			1,439,470	1,598,264
Total Whole Loans and Participation Mortgages
			31,833,610	32,407,407

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Preferred Stocks — 16.3%
Real Estate Investment Trusts — 16.3%
AMB Property, Series L	09/07/04	14,500	359,755	361,141
AMB Property, Series M	09/08/04	5,600	139,850	143,360
BRE Properties, Series B	01/28/03	20,500	539,150	557,600
BRE Properties, Series C	02/15/05	400	10,216	10,160
BRE Properties, Series D	02/15/05	400	10,180	10,240
CarrAmerica Realty Corp., Series E	09/08/04	7,400	190,525	193,140
Developers Divers Realty	02/16/05	3,800	100,450	99,408
Developers Divers Realty	02/16/05	3,850	100,483	99,484
Developers Divers Realty	01/08/03	13,000	338,650	347,230
Duke Realty Corp., Series J	09/08/04	2,100	52,246	53,046
Duke Realty Corp., Series K	09/08/04	6,200	152,826	155,496
Equity Office Properties Trust, Series G	02/25/05	20,500	553,847	545,300
Equity Residential Properties, Series D	08/15/02	1,600	42,553	43,840
Equity Residential Properties, Series N	09/14/04	20,100	500,946	505,515
Federal Realty Investment Trust	01/21/03	22,000	580,483	590,700
Health Care Properties, Series E	02/17/05	10,500	274,759	273,210
Health Care Properties, Series F	02/18/05	10,700	278,312	279,270
HRPT Properties Trust, Series A	01/09/03	8,400	225,120	221,340
HRPT Properties Trust, Series B	01/08/03	14,000	364,477	383,600
Kimco Realty, Series F	09/15/04	19,400	500,619	497,028
New Plan Excel Realty Trust, Series E	02/15/05	600	15,924	15,978
Post Properties, Inc., Series B	02/23/05	17,800	468,112	471,878
Prologis Trust, Series F	09/08/04	6,700	167,835	170,850
Prologis Trust, Series G	09/08/04	13,200	330,984	339,768
PS Business Park, Series D	01/29/03	11,500	308,161	308,200
PS Business Park, Series F	01/21/03	10,500	276,103	282,975
Public Storage, Series A	09/08/04	6,000	144,291	148,740
Public Storage, Series X	09/07/04	3,000	74,330	75,840
Public Storage, Series Z	09/08/04	11,500	282,309	286,465
Realty Income Corp., Series D	02/22/05	3,600	95,940	95,760
Regency Centers Corp.	02/25/05	20,500	543,955	535,050
Vornado Realty Trust, Series E	09/07/04	4,800	121,338	125,100

Vornado Realty Trust, Series F	02/15/05	7,800	199,340	197,730
Vornado Realty Trust, Series G	02/15/05	8,000	200,400	199,600

Total Preferred Stocks			8,544,469	8,624,042

Total Investments in Unaffiliated Securities			51,575,357	52,491,046

Description of Security	Date Acquired	Shares/ Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Affiliated Money Market Fund (f) — 13.2%
First American Prime Obligations Fund, Class Z	10/21/04	6,990,892	6,990,892	6,990,892

Total Investments in Securities (g) — 112.3%
			58,566,249	59,481,938

See accompanying Notes to Investments in Securities

Notes to Schedule of Investments:

(a)       Security valuations for the fund’s investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

        The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available.  These investments are valued at “fair value” according to procedures adopted by the fund’s board of directors.  Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (USBAM) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments.  The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be.  The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans.  Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

        Certain mortgage loan information is received once a month.  This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record.  Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly.  Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.  As of February 28, 2005 the fund held fair valued securities with a value of $32,407,407 or 61.2% of net assets.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)       On February 28, 2005, securities valued at $6,420,713 were pledged as collateral for the following outstanding reverse repurchase agreement:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral

$6,271,517	2/10/05	2.62%	*	3/11/05	$11,982	(1)

* Interest rate as of February 28, 2005.  Rate is based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)  Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $1,219,461 par

FNMA, 6.00%, 10/1/16, $771,579 par

FNMA, 5.00%, 7/1/18, $2,805,301 par

FNMA, 6.50%, 6/1/29, $333,450 par

FNMA, 7.50%, 5/1/30, $83,838 par

FNMA, 8.00%, 5/1/30, $20,532 par

FNMA, 6.00%, 5/1/31, $638,364 par

FNMA, 6.50%, 11/1/31, $408,386 par

(c)        Interest rates on commercial and multifamily loans are the rates in effect on February 28, 2005.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2005.

(d)       Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

Advance Self Storage - Lincoln, NE

Buca Restaurant – Maple Grove, MN

Dixie Highway – Pompano Beach, FL

Hampden Medical Office – Englewood, CO

Integrity Plaza Shopping Center – Albuquerque, NM

Metro Center – Albuquerque, NM

Murphy Industrial Building – Irvine, CA

Orchard Commons – Englewood, CO

Pacific Periodicals Building – Lakewood, WA

Rockwood Galleria – Gresham, OR

Schendel Office Building – Beaverton, OR

Stephens Center – Missoula, MT

Voit Office Building – Orange, CA

Multifamily Loans:

Applewood Manor – Duluth, MN

Cascade Village – Cascade Township, MI

Charleston Plaza Apartments – Las Vegas, NV

Franklin Woods Apartments – Franklin, NH

Hunt Club Apartments – Waco, TX

Park Hollywood – Portland, OR

Rush Oaks Apartments – LaPorte, TX

Vanderbilt Condominiums – Austin, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments I – Dallas, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments II – Dallas, TX

Woodland Garden Apartments – Arlington, WA

Single Family Loans:

Aegis – 1 loan, midwestern United States

Aegis II – 2 loans, midwestern United States

American Portfolio – 1 loan, Texas and California

Anivan – 1 loan, Maryland, New Jersey, Virginia

Bank of New Mexico – 2 loans, New Mexico

Bluebonnet Savings and Loan – 7 loans,  Texas

Bluebonnet Savings and Loan II – 1 loan, Texas

CLSI Allison Williams – 3 loans, Texas

Cross Roads Savings and Loan – 1 loan, Oklahoma

Cross Roads Savings and Loan II – 3 loans, Oklahoma

Fairbanks, Utah – 1 loan, Utah

First Boston Mortgage Pool – 5 loans, United States

Huntington MEWS – 1 loan, New Jersey

Knutson Mortgage Portfolio I – 3 loans, midwestern United States

McClemore, Matrix Funding Corporation – 1 loan, North Carolina

Nomura III – 7 loans, midwestern United States

Rand Mortgage Corporation – 2 loans, Texas

Salomon II – 2 loans, midwestern United States

Valley Bank of Commerce, N.M. – 4 loans, New Mexico

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures.

(f)           Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for the Fund.

(g)       On February 28, 2005, the cost of investments in securities for federal income tax purposes was $58,566,249.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,377,387
Gross unrealized depreciation	(461,698)
Net unrealized appreciation	$915,689

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: April 29, 2005